CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and bank balances	$ 35,553,000	$ 35,636,000
Trade receivables	13,173,000	12,034,000
Contract assets	3,844,000	1,959,000
Other receivables and prepayments	16,951,000	17,902,000
Due from joint ventures	3,855,000	13,516,000
Loans to joint ventures	1,037,000	23,803,000
Derivative financial instruments	173,000	0
Inventories	12,236,000	10,841,000
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	86,822,000	115,691,000
Assets classified as held for sale	4,677,000	7,258,000
Total current assets	91,499,000	122,949,000
Non-current assets
Restricted cash	9,611,000	11,627,000
Loans to joint ventures	2,627,000	0
Ships, property, plant and equipment	305,197,000	249,602,000
Right-of-use assets	55,238,000	0
Interest in joint ventures	52,475,000	54,560,000
Intangible assets	177,000	41,000
Goodwill	944,000	7,351,000
Deferred tax assets	1,299,000	1,497,000
Total non-current assets	427,568,000	324,678,000
Total assets	519,067,000	447,627,000
Current liabilities
Trade and other payables	28,327,000	22,364,000
Contract liabilities	4,080,000	4,223,000
Due to related parties	4,796,000	6,238,000
Lease liabilities	24,300,000	0
Bank loans and other borrowings	20,696,000	18,323,000
Provisions	959,000	1,578,000
Derivative financial instruments	0	867,000
Income tax payable	3,096,000	3,073,000
Current liabilities other than liabilities included in disposal groups classified as held for sale	86,254,000	56,666,000
Liabilities directly associated with assets classified as held for sale	538,000	0
Total current liabilities	86,792,000	56,666,000
Non-current liabilities
Trade and other payables	221,000	403,000
Lease liabilities	33,646,000	0
Bank loans and other borrowings	144,548,000	96,133,000
Retirement benefit obligation	1,922,000	1,922,000
Total non-current liabilities	180,337,000	98,458,000
Capital and reserves
Share capital	320,683,000	320,683,000
Other equity and reserves	(18,176,000)	(21,140,000)
Accumulated losses	(50,569,000)	(7,040,000)
Total equity	251,938,000	292,503,000
Total equity and liabilities	$ 519,067,000	$ 447,627,000